Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Right of use assets	Office and computer equipment	Fixtures and Fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2017	—	142	280	422
Additions	—	84	126	210
Disposals	—	(16)	—	(16)
Effect of foreign currency exchange differences	—	—	—	—
At December 31, 2018	—	210	406	616
Depreciation:
At December 31, 2017	—	51	13	64
Charge for the year	—	61	80	141
Disposals	—	(16)	—	(16)
Effect of foreign currency exchange differences	—	—	—	—
At December 31, 2018	—	96	93	189
Cost:
At December 31, 2018	—	210	406	616
Recognized on adoption of IFRS 16 Leases	455	—	—	455
Additions	530	27	12	569
Re-measurement	2	—	—	2
Disposals	—	(1)	—	(1)
Effect of foreign currency exchange differences	(5)	—	—	(5)
At December 31, 2019	982	236	418	1,636
Depreciation:
At December 31, 2018	—	96	93	189
Charge for the year	193	65	83	341
Disposals	—	(1)	—	(1)
Effect of foreign currency exchange differences	(2)	—	—	(2)
At December 31, 2019	191	160	176	527
Net book value:
At December 31, 2019	791	76	242	1,109
At December 31, 2018	—	114	313	427